
                                   FORM 13F
               INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT
             MANAGERS PURSUANT TO SECTION 13(f) OF THE SECURITIES
                   EXCHANGE ACT OF 1934 AND RULES THEREUNDER

                      Securities and Exchange Commission
                            Washington, D.C. 20524

              Report of the Calendar Quarter Ending June 30, 2009

                      If amended report check here: ____

Name of Institutional Investment Manager:

Appleton Partners, Inc.        S.E.C. File Number 28-6694
---------------------------------------------------------

Business Address:

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
45 Milk Street     Boston             MA                 02109
--------------------------------------------------------------
Street             City               State              Zip

Name, Phone no. and Title of Person Duly Authorized to Submit this Report:

Douglas C. Chamberlain, President        (617) 338-0700
--------------------------------------------------------

ATTENTION - Intentional misstatements of omissions of facts constitute Federal
            Criminal Violations. Sec 18 U.S.C. 1991 and 15 U.S.C. 78ff(a).

   The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.
   Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Boston and State of Massachusetts on the 13th day of August 2009.

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
                                        Appleton Partners, Inc.
                                        ----------------------------------------
                                        --------
                                        (Name of Institutional Investment Mgr.)

                                        /s/ Douglas C. Chamberlain
                                        ----------------------------------------
                                        ---------------------
                                        By:   Douglas C. Chamberlain
                                        ----------------------------------------


                             Form 13F Summary Page


Report Summary:

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
Number of Other Included Managers:         None

Form 13F Information Table Entry Total:    109
Form 13F Information Table Value Total:    166,950,008


List of Other Included Managers:

Provide a numbered list of the names(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

   NONE

(If there are no entries in this list, state "NONE" and omit the column headings and list entries.)

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
No.      Form 13F file number      Name

-----    ------------------------  -------------------

Appleton Partners, Inc.
13F SEC APPRAISAL
Master Group
30-Jun-09

                                                                                Investment        Voting
                                                                                Discretion        Authority
                                                                                Sole Shared Other Sole Shared None
Security                       Security Type Cusip     Market Value    Quantity (A)  (B)    (C)   (A)  (B)    (C)
-----------------------------  ------------- --------- --------------- -------- --   --     --    --   --     --
Master Group
--------
3M CO COM                      COMMON STOCK  88579Y101 $    222,190.00    3,697  X                 X
ABBOTT LABS COM                COMMON STOCK  002824100 $  1,163,017.00   24,724  X                 X
ACTIVISION BLIZZARD IN COM     COMMON STOCK  00507V109 $  3,439,503.00  272,328  X                 X
AGRIUM INC COM                 COMMON STOCK  008916108 $  1,866,453.00   46,790  X                 X
AKAMAI TECHNOLOGIES COM        COMMON STOCK  00971T101 $    932,877.00   48,638  X                 X
AMAZON COM INC COM             COMMON STOCK  023135106 $  2,665,910.00   31,866  X                 X
AMETEK INC NEW COM             COMMON STOCK  031100100 $  3,398,107.00   98,268  X                 X
AMPHENOL CORP NEW CL A         COMMON STOCK  032095101 $  1,276,389.00   40,341  X                 X
ANSYS INC COM                  COMMON STOCK  03662Q105 $  4,132,502.00  132,622  X                 X
APACHE CORP COM                COMMON STOCK  037411105 $    819,985.00   11,365  X                 X
APOLLO GROUP INC CL A          COMMON STOCK  037604105 $  1,199,723.00   16,869  X                 X
APPLE, INC.                    COMMON STOCK  037833100 $  4,905,004.00   34,438  X                 X
APPLETON EQUITY GROWTH FUND    MUTUAL FUNDS  038042107 $  2,566,787.00  442,549  X                 X
ARCHER DANIELS MIDLAND COM     COMMON STOCK  039483102 $    222,860.00    8,325  X                 X
AT&T INC COM                   COMMON STOCK  00206R102 $  1,944,699.00   78,289  X                 X
BAKER HUGHES INC COM           COMMON STOCK  057224107 $    564,929.00   15,503  X                 X
BANK OF AMERICA CORP COM       COMMON STOCK  060505104 $  2,014,201.00  152,591  X                 X
BAXTER INTL INC COM            COMMON STOCK  071813109 $    447,300.00    8,446  X                 X
BBH FD INC CORE SELE CL N      MUTUAL FUNDS  05528X604 $    313,797.00   30,260  X                 X
BECTON DICKINSON & CO COM      COMMON STOCK  075887109 $  3,942,231.00   55,283  X                 X
BERKSHIRE HATHAWAY INC CL A    COMMON STOCK  084670108 $    270,000.00        3  X                 X
BERKSHIRE HATHAWAY INC CL B    COMMON STOCK  084670207 $    385,132.00      133  X                 X
BEST BUY INC COM               COMMON STOCK  086516101 $    228,402.00    6,820  X                 X
BP PLC SPONSORED ADR           COMMON STOCK  055622104 $    518,377.00   10,872  X                 X
BRISTOL MYERS SQUIBB COM       COMMON STOCK  110122108 $    236,916.00   11,665  X                 X
CATERPILLAR INC DEL COM        COMMON STOCK  149123101 $  2,993,854.00   90,613  X                 X
CELGENE CORP COM               COMMON STOCK  151020104 $    275,224.00    5,753  X                 X
CERNER CORP COM                COMMON STOCK  156782104 $  1,064,536.00   17,090  X                 X
CHEVRONTEXACO CORP COM         COMMON STOCK  166764100 $    882,715.00   13,324  X                 X
CISCO SYS INC COM              COMMON STOCK  17275R102 $  2,828,384.00  151,656  X                 X
CITIGROUP INC COM              COMMON STOCK  172967101 $    126,867.00   42,716  X                 X
COCA COLA CO COM               COMMON STOCK  191216100 $    896,069.00   18,672  X                 X
COLGATE PALMOLIVE CO COM       COMMON STOCK  194162103 $  1,132,406.00   16,008  X                 X
COSTCO WHSL CORP NEW COM       COMMON STOCK  22160K105 $    575,821.00   12,578  X                 X
CVS CAREMARK CORPORATION       COMMON STOCK  126650100 $  1,457,989.00   45,748  X                 X
DEERE & CO COM                 COMMON STOCK  244199105 $    467,495.00   11,702  X                 X
DISNEY WALT CO COM DISNEY      COMMON STOCK  254687106 $    411,425.00   17,635  X                 X
E M C CORP MASS COM            COMMON STOCK  268648102 $  1,590,785.00  121,434  X                 X
ECOLAB INC COM                 COMMON STOCK  278865100 $  4,311,826.00  110,588  X                 X
ENERGAS RES INC COM            COMMON STOCK  29265E108 $        800.00   20,000  X                 X
EXPRESS SCRIPTS INC COM        COMMON STOCK  302182100 $  2,505,112.00   36,438  X                 X
EXXON MOBIL CORP COM           COMMON STOCK  30231G102 $  9,508,512.00  136,011  X                 X
FEDERATED EQUITY FDS KAUFMANN
  CL A                         MUTUAL FUNDS  314172677 $    380,479.00   97,559  X                 X
FEDERATED EQUITY FDS MKT
  OPPOR FD A                   MUTUAL FUNDS  314172743 $    214,814.00   18,728  X                 X
FEDERATED INVS INC PA CL B     COMMON STOCK  314211103 $    227,650.00    9,450  X                 X
FEDERATED STK TR SH BEN INT    MUTUAL FUNDS  313900102 $    378,202.00   21,963  X                 X
FORD MTR CO DEL COM PAR $0.01  COMMON STOCK  345370860 $     61,914.00   10,200  X                 X
FORUM FDS INC JORDAN OPPTY     MUTUAL FUNDS  742935182 $    441,944.00   47,623  X                 X
FRANKLIN RES INC COM           COMMON STOCK  354613101 $    221,431.00    3,075  X                 X
FREEPORT- MCMORAN COP&G CL B   COMMON STOCK  35671D857 $  3,295,685.00   65,769  X                 X
GENERAL ELEC CO COM            COMMON STOCK  369604103 $  2,070,092.00  176,629  X                 X
GILEAD SCIENCES INC COM        COMMON STOCK  375558103 $  3,510,190.00   74,940  X                 X
GOLDMAN SACHS GROUP COM        COMMON STOCK  38141G104 $  3,049,649.00   20,684  X                 X
GOOGLE INC CL A                COMMON STOCK  38259P508 $    313,663.00      744  X                 X
HEARTLAND GROUP INC VAL PLUS
  INSTL                        MUTUAL FUNDS  422352849 $    272,049.00   14,147  X                 X
HECLA MNG CO COM               COMMON STOCK  422704106 $     26,800.00   10,000  X                 X
INTEL CORP COM                 COMMON STOCK  458140100 $  2,050,909.00  123,922  X                 X
INTERNATIONAL BUS MACH COM     COMMON STOCK  459200101 $  4,529,322.00   43,376  X                 X
ISHARES TR NASDQ BIO INDX      COMMON STOCK  464287556 $    370,348.00    5,090  X                 X
ISHARES TR S&P NA NAT RES      COMMON STOCK  464287374 $    213,921.00    7,720  X                 X
J P MORGAN CHASE & CO COM      COMMON STOCK  46625H100 $    409,388.00   12,002  X                 X
JACOBS ENGR GROUP DEL COM      COMMON STOCK  469814107 $    249,383.00    5,925  X                 X
JOHNSON & JOHNSON COM          COMMON STOCK  478160104 $  5,162,779.00   90,894  X                 X
KELLOGG CO COM                 COMMON STOCK  487836108 $    542,866.00   11,657  X                 X
MARATHON OIL CORP COM          COMMON STOCK  565849106 $    244,053.00    8,100  X                 X
MARKET VECTORS ETF TR AGRIBUS
  ETF                          COMMON STOCK  57060U605 $    624,923.00   18,140  X                 X
MCAFEE INC COM                 COMMON STOCK  579064106 $    989,145.00   23,445  X                 X
MCDERMOTT INTL INC COM         COMMON STOCK  580037109 $  2,500,973.00  123,140  X                 X
MCDONALDS CORP COM             COMMON STOCK  580135101 $  5,930,841.00  103,163  X                 X
MEDCO HEALTH SOLUTIONS COM     COMMON STOCK  58405U102 $    263,443.00    5,776  X                 X
MERCK & CO INC COM             COMMON STOCK  589331107 $    662,456.00   23,693  X                 X
MFS SER TR X INTL DIVERS I     MUTUAL FUNDS  55273G298 $    223,458.00   22,413  X                 X
MICROSOFT CORP COM             COMMON STOCK  594918104 $  3,893,930.00  163,817  X                 X
MONSANTO CO NEW COM            COMMON STOCK  61166W101 $  1,149,891.00   15,468  X                 X
NOKIA CORP SPONSORED ADR       COMMON STOCK  654902204 $    178,824.00   12,265  X                 X
OCCIDENTAL PETE CP DEL COM     COMMON STOCK  674599105 $    237,508.00    3,609  X                 X
OMNICOM GROUP INC COM          COMMON STOCK  681919106 $    279,483.00    8,850  X                 X
ORACLE CORP COM                COMMON STOCK  68389X105 $  2,304,535.00  107,588  X                 X
PEOPLES S&P MIDCAP IDX COM     MUTUAL FUNDS  712223106 $    284,101.00   15,722  X                 X
PEPSICO INC COM                COMMON STOCK  713448108 $  4,629,116.00   84,227  X                 X
PFIZER INC COM                 COMMON STOCK  717081103 $    623,115.00   41,541  X                 X
PRAXAIR INC COM                COMMON STOCK  74005P104 $  4,062,219.00   57,158  X                 X
PRECISION CASTPARTS CP COM     COMMON STOCK  740189105 $    400,935.00    5,490  X                 X
PRICE T ROWE GROUP INC COM     COMMON STOCK  74144T108 $  3,338,225.00   80,111  X                 X
PROCTER & GAMBLE CO COM        COMMON STOCK  742718109 $  6,010,867.00  117,629  X                 X
QUALCOMM INC COM               COMMON STOCK  747525103 $  1,559,581.00   34,504  X                 X
ROPER INDS INC NEW COM         COMMON STOCK  776696106 $  1,728,350.00   38,145  X                 X
ROYAL DUTCH SHELL PLC SPONS
  ADR A                        COMMON STOCK  780259206 $    276,547.00    5,510  X                 X
SCHEIN HENRY INC COM           COMMON STOCK  806407102 $    368,016.00    7,675  X                 X
SCHLUMBERGER LTD COM           COMMON STOCK  806857108 $  4,417,811.00   81,645  X                 X
SCOTTS MIRACLE GRO CO          COMMON STOCK  810186106 $    247,453.00    7,060  X                 X
SMITH INTL INC COM             COMMON STOCK  832110100 $    392,687.00   15,250  X                 X
STRYKER CORP COM               COMMON STOCK  863667101 $    673,593.00   16,950  X                 X
TARGET CORP COM                COMMON STOCK  87612E106 $    430,815.00   10,915  X                 X
TEMPLETON INCOME TR GLOBAL BD
  FD C                         MUTUAL FUNDS  880208301 $    164,663.00   13,907  X                 X
TEVA PHARMACEUTCL INDS ADR     COMMON STOCK  881624209 $  3,886,216.00   78,764  X                 X
TRANSOCEAN LTD ZUG NAMEN AKT   COMMON STOCK  H8817H100 $  1,310,253.00   17,637  X                 X
UNITED TECHNOLOGIES CP COM     COMMON STOCK  913017109 $    712,268.00   13,708  X                 X
VCA ANTECH INC COM             COMMON STOCK  918194101 $    365,122.00   13,675  X                 X
VERIZON COMMUNICATIONS COM     COMMON STOCK  92343V104 $  1,546,979.00   50,341  X                 X
VISA, INC.                     COMMON STOCK  92826C839 $  4,353,966.00   69,932  X                 X
VULCAN MATLS CO COM            COMMON STOCK  929160109 $    863,034.00   20,024  X                 X
WABTEC CORP COM                COMMON STOCK  929740108 $  1,242,116.00   38,611  X                 X
WAL MART STORES INC COM        COMMON STOCK  931142103 $    485,272.00   10,018  X                 X
WEATHERFORD INTL LTD COM       COMMON STOCK  G95089101 $    223,395.00   11,421  X                 X
WELLS FARGO & CO NEW COM       COMMON STOCK  949746101 $  2,247,738.00   92,652  X                 X
WYETH COM                      COMMON STOCK  983024100 $    241,793.00    5,327  X                 X
XTO ENERGY INC COM             COMMON STOCK  98385X106 $  1,287,492.00   33,757  X                 X
ZIMMER HLDGS INC COM           COMMON STOCK  98956P102 $    392,218.00    9,207  X                 X
                                                       ---------------
                                                       $166,950,008.00
                                                       ---------------
TOTAL PORTFOLIO                                        $166,950,008.00
                                                       ===============